Subscription Receivable	12 Months Ended
Dec. 31, 2016
Subscription Receivable [Abstract]
SUBSCRIPTION RECEIVABLE

Note 10 – Subscription Receivable

During December 2016, a total of 261,163 warrants were exercised for cash proceeds of $522,326. Due to the timing of the exercises, the shares underlying the warrants were issued in December 2016 and the proceeds were received in January 2017. The outstanding proceeds were recorded as a Subscription Receivable in the accompanying balance sheets as of December 31, 2016.